RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Balances With Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Trade payables, other accounts payable and accrued expenses	$ 1,915	$ 1,400